SCHEDULE OF FAIR VALUE MEASUREMENT (Details) - $ / shares	Jun. 30, 2021	Mar. 22, 2021	Feb. 18, 2020
Warrant term			5 years
Backstop Warrants [Member]
Number of shares underlying the warrants	7,530,000	7,530,000
Number of shares underlying the warrants	$ 1.36	$ 1.93
Backstop Warrants [Member] | Measurement Input, Price Volatility [Member]
Number of shares underlying the warrants	85.00%	85.00%
Backstop Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Number of shares underlying the warrants	0.87%	0.87%
Backstop Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Number of shares underlying the warrants	0.00%	0.00%
Backstop Warrants [Member] | Measurement Input, Expected Term [Member]
Warrant term	4 years 8 months 23 days	5 years
Private Warrants [Member]
Number of shares underlying the warrants	1,205,040	1,205,040
Number of shares underlying the warrants	$ 1.36	$ 1.93
Private Warrants [Member] | Measurement Input, Price Volatility [Member]
Number of shares underlying the warrants	92.20%	90.20%
Private Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Number of shares underlying the warrants	0.82%	0.86%
Private Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Number of shares underlying the warrants	0.00%	0.00%
Private Warrants [Member] | Measurement Input, Expected Term [Member]
Warrant term	4 years 8 months 23 days	5 years